Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 28,064	$ 27,956
Accumulated depreciation	(14,366)	(1,101)
Property Plant And Equipment Net	13,698	26,855
Office Equipment [Member]
Property, Plant and Equipment, Gross	1,507	1,502
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	4,417	4,400
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	$ 22,140	$ 22,054